LETTER TO E*TRADE FUNDS(R) SHAREHOLDERS



                         IN 2002, E*TRADE FUNDS PROVIDED INVESTORS WITH INVESTMENT OPPORTUNITIES IN SPECIFIC ASSET CLASSES.



                         Dear E*TRADE Funds Shareholder:

                         2002 was a difficult year for investors. Equities were down once again, with continuing uncertainty about overall economic conditions running high. Against this background, E*TRADE Funds remained focused on its goal of providing investors with an affordable way to invest in specific asset classes.

                         Many E*TRADE Funds shareholders continued to focus on the long-term by creating a diversified portfolio through asset allocation. In 2002, E*TRADE Advisory Services, Inc. added portfolio analysis and E*TRADE Securities added mutual fund research tools to help investors better understand and manage their investments.

                         E*TRADE Funds' offer investment OPPORTUNITIES IN CORE ASSET CLASSES, including:

                               o Stock index funds like the S&P 500 Index Fund, Russell 2000 Index Fund, Technology Index Fund, and International Index Fund
                               o   Bond Fund
                               o   Premier Money Market Fund

                         We understand that investors want mutual funds that they can trust to stay true to their investment style. By using an index approach, each of our equity funds provided investors with a way to invest in a broad index of securities. Each of the index funds provided investors with investment returns similar to those of the index it was following. E*TRADE Funds also provided investors with access to fixed-income markets with the Bond and Premier Money Market Funds. E*TRADE Asset Management is now providing active management to these funds, drawing on the experience we and our affiliates have in managing over $25 billion of fixed-income investments. Each of these funds had positive returns in 2002.

                         Enclosed you'll find your copy of the 2002 E*TRADE Funds Annual Report. In it, you will get a recap of the year 2002 and gain insights from fund managers.

                         I hope you'll find the report valuable and informative.

                         Thank you for your investment in the E*TRADE Funds. We value our relationship with you, and look forward to serving your investment needs for many years to come.

                         Sincerely,


                         /S/LIAT RORER
                         Liat Rorer
                         President, E*TRADE Funds


         This material must be preceded or accompanied by a current prospectus. To obtain a prospectus containing more complete information, please visit ETRADE.COM Please read the prospectus carefully before investing.

         The E*TRADE Premier Money Market Fund is managed to maintain a stable $1 share price. As with all money market funds, an investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund."

         Securities products and services offered by E*TRADE Securities LLC (member NASD/SIPC) are not insured by the FDIC, are not guaranteed deposits or obligations of E*TRADE Bank, and are subject to investment risk, including possible loss of the principal invested.

         E*TRADE Securities LLC and E*TRADE Advisory Services, Inc. are separate companies which are wholly-owned subsidiaries of E*TRADE Group, Inc.

         System response and account access times may vary due to a variety of factors, including trading volumes, market conditions, system performance, and other factors.

The E*TRADE Technology Index Fund ("Fund") seeks to track the performance, before fees and expenses, of the Goldman Sachs Technology Index. ("GSTI" or "Index"). 1 The Fund generally invests in all the stocks in the Index in proportion to their weighting in the Index. As an index fund, the Fund uses a passive management approach. All investment decisions are based on tracking the GSTI. The GSTI is one of the broadest measures of U.S. traded technology stocks available and is comprised of approximately 200 technology companies in America from six industry sub-sectors.

For the annual period ending December 31 , 2002, the GSTI declined 40.27%. During the same period the Fund declined 40.90%. The difference is primarily caused by the Fund's operating expenses. You should remember that past performance is no guarantee of future returns and that the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Equity markets logged a third consecutive year of declines in 2002. As the New Year opened, economic recovery appeared to be on the horizon: factory orders grew as inventories declined, housing starts climbed, and consumer confidence rose. Markets responded to the positive news by rallying in the first quarter. However, the optimism was to be short-lived. Economic indicators released late in the first quarter revealed that economic recovery was lessening. Perhaps more important to investors, the corporate accounting concerns that had begun with Enron expanded to other companies at a regular clip. Scandals in the brokerage community contributed to shaky investor confidence and dragged down equity markets over the coming months. Finally, after slipping to five-year lows in the first few days of October, markets climbed steadily through November. Early in the quarter, news of a 4% third quarter Gross Domestic Product (GDP) growth rate and healthy consumer confidence levels helped to buoy markets. While the upswing was not sufficient to bring markets back into positive territory for the year, it did help to mitigate the losses.

The technology sector experienced some of the steepest declines of any sector for the year. Accordingly, it also enjoyed one of the largest rebounds in the fourth quarter. The combination of bargain hunters seeking low-priced shares and the release of more hopeful data helped fuel the rebound. Figures released during the fourth quarter revealed that global chip sales rose 14% in August, their first double-digit increase since 2001. August sales levels, which were accompanied by a 15% increase in the average selling price, were followed by further spikes in sales in September and October. Although the sector's losses for the year were sizable, the late rebound did help to offset a steeper decline.

Within the Index's ten largest holdings, all posted losses. The weakest return among the ten largest holdings came from AOL Time Warner (3.85% of the Fund as of December 31, 2002), which declined 59.19%. Technology bellwether Intel (7.06% of the Fund as of December 31, 2002) fell 50.31%. IBM, the Index's largest weighting at 8.28% of the Index and 8.30% of the Fund, lost 35.47%. The best performer among the ten largest holdings was Dell (4.74% of the Index and 4.75% of the Fund), which fell a relatively muted 1.62%.

                                                   Average Annual Return               Cumulative Return
                                                           Since      8/31/99-          Since      8/31/99-
                                             One Year   Inception    12/31/02**      Inception    12/31/02**

E*TRADE Technology Index Fund                 -40.90%    -24.62%      -25.40%          -61.60%     -62.39%

GSTI                                          -40.27%        --       -25.15%              --      -61.96%

** The E*TRADE Technology Index Fund began operations on August 13, 1999. Index comparisons began on August 31, 1999.

The following graph shows the hypothetical return of $10,000 invested in the Goldman Sachs Technology Index and the hypothetical return of $10,000 invested in the E*TRADE Technology Index Fund at the end of each month for which the Fund was operational. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.

                               [GRAPHIC OMITTED]
              EDGAR REPRESENTATION OF PLOT POINTS USED IN GRAPHIC

  Goldman Sachs Technology           E*TRADE Technology Index Fund
  Index

START               $10,000.00       START               $10,000.00
8/31/1999           $10,000.00       8/31/1999           $10,280.00
9/30/1999           $10,100.00       9/30/1999           $10,390.00
10/31/1999          $10,458.00       10/31/1999          $10,759.88
11/30/1999          $11,919.00       11/30/1999          $12,310.38
12/31/1999          $14,339.00       12/31/1999          $14,771.22
1/31/2000           $13,453.00       1/31/2000           $13,877.56
2/29/2000           $15,894.00       2/29/2000           $16,382.46
3/31/2000           $16,608.00       3/31/2000           $17,109.85
4/30/2000           $15,160.00       4/30/2000           $15,633.27
5/31/2000           $13,489.00       5/31/2000           $13,907.35
6/30/2000           $15,149.00       6/30/2000           $15,601.27
7/31/2000           $14,442.00       7/31/2000           $14,863.33
8/31/2000           $16,321.00       8/31/2000           $16,786.64
9/30/2000           $13,677.00       9/30/2000           $14,063.85
10/31/2000          $12,644.00       10/31/2000          $12,993.59
11/30/2000          $ 9,748.00       11/30/2000          $10,010.26
12/31/2000          $ 8,913.00       12/31/2000          $ 9,155.39
1/31/2001           $10,374.73       1/31/2001           $10,638.56
2/28/2001           $ 7,498.86       2/28/2001           $ 7,694.87
3/31/2001           $ 6,458.02       3/31/2001           $ 6,624.28
4/30/2001           $ 7,690.20       4/30/2001           $ 7,873.31
5/31/2001           $ 7,382.60       5/31/2001           $ 7,561.05
6/30/2001           $ 7,401.79       6/30/2001           $ 7,572.20
7/31/2001           $ 6,874.78       7/31/2001           $ 7,025.75
8/31/2001           $ 5,979.69       8/31/2001           $ 6,111.29
9/30/2001           $ 4,771.19       9/30/2001           $ 4,876.10
10/31/2001          $ 5,537.45       10/31/2001          $ 5,653.12
11/30/2001          $ 6,481.03       11/30/2001          $ 6,610.32
12/31/2001          $ 6,366.31       12/31/2001          $ 6,497.72
1/31/2002           $ 6,359.31       1/31/2002           $ 6,475.20
2/28/2002           $ 5,509.71       2/28/2002           $ 5,608.08
3/31/2002           $ 5,902.00       3/31/2002           $ 6,013.55
4/30/2002           $ 5,179.00       4/30/2002           $ 5,270.27
5/31/2002           $ 4,968.22       5/31/2002           $ 5,045.23
6/30/2002           $ 4,265.71       6/30/2002           $ 4,335.87
7/31/2002           $ 3,834.02       7/31/2002           $ 3,885.38
8/31/2002           $ 3,784.56       8/31/2002           $ 3,840.31
9/30/2002           $ 3,109.40       9/30/2002           $ 3,142.14
10/31/2002          $ 3,788.49       10/31/2002          $ 3,829.01
11/30/2002          $ 4,451.47       11/30/2002          $ 4,504.83
12/31/2002          $ 3,802.89       12/31/2002          $ 3,840.37

Hypothetical illustration of $10,000 invested at inception (commencement of operations was August 13, 1999), assuming reinvestment of dividends and capital gains at net asset value through December 31, 2002. This graph reflects the Fund's operating expenses, but the Index does not have expenses, which would have lowered its performance.

The graph does not reflect the deduction of taxes that you would pay on a Fund distribution or redemption of Fund shares.

You should remember that past performance is no guarantee of future returns and the Fund may not be able to duplicate its performance. The investment return and principal value of an investment in the Fund will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.


1. "GSTI(TM)" is a trademark of Goldman, Sachs & Co. and has been licensed for use by E*TRADE Asset Management, Inc. for use in connection with the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Goldman, Sachs & Co. or any of its affiliates and neither Goldman, Sachs & Co. nor any of its affiliates makes any representation regarding the advisability of investing in the Fund.

The Fund cannot as a practical matter own all the stocks that make up the GSTI Composite Index in perfect correlation to the GSTI Composite Index itself. The use of ETFs, futures and options on futures is intended to help the Fund better match the GSTI Composite Index but that may not be the result. The value of an investment in the Fund depends to a great extent upon changes in market conditions. The Fund seeks to track the GSTI Composite Index during down markets as well as during up markets. The Fund's returns will be directly affected by the volatility of the stocks making up the GSTI Composite Index.


The Fund is limited in investment to industry segments of the U.S. stock market that are generally associated with technology. Greater risk and increased volatility is associated with investments in segments of the stock market (as opposed to investments in a broader range of industries). The Fund is non-diversified which means that the Fund may invest a greater percentage of its assets in a single issuer. Because a relatively high percentage of the Fund's total assets may be invested in the securities of a single issuer or a limited number of issuers, the securities of the Fund may be more sensitive to changes in market value of a single issuer or a limited number of issuers. Such a focused investment strategy may increase the volatility of the Fund's investment results because it may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified fund. The technology segment can be affected by specific risks including aggressive product prices due to competition pressure from numerous market entrants, short product cycles and product obsolescence, among others.

E*TRADE TECHNOLOGY INDEX FUND
Schedule of Investments
December 31, 2002
--------------------------------------------------------------------------------

                                                                                     NUMBER
                                                                                   OF SHARES       VALUE
                                                                                  ------------ ----------------
COMMON STOCK (100.8% OF NET ASSETS)
-------------------------------------------------------
ADVERTISING                                                           (0.0%)
        Doubleclick, Inc.                                                              3,435           19,442 *
                                                                                               ---------------

AEROSPACE / DEFENSE                                                   (0.1%)
        The Titan Corp.                                                                2,000           20,800 *
                                                                                               ---------------

COMMERCIAL SERVICES                                                   (3.9%)
        Accenture Ltd. - Class A                                                      11,123          200,103 *
        Amazon.com, Inc.                                                               9,655          182,383 *
        BearingPoint, Inc.                                                             4,819           33,251 *
        Convergys Corp.                                                                4,419           66,948 *
        eBay, Inc.                                                                     7,823          530,556 *
        Hotels.com - Class A                                                             478           26,113 *
        Plexus Corp.                                                                   1,100            9,658 *
        Ticketmaster - Class B                                                         2,552           54,153 *
        TMP Worldwide, Inc.                                                            2,701           30,548 *
        USA Interactive                                                                9,717          222,714 *
                                                                                               ---------------
                                                                                                    1,356,427
                                                                                               ---------------
COMMUNICATIONS SERVICES                                               (0.4%)
        Avaya, Inc.                                                                    9,498           23,270 *
        L-3 Communications Holdings, Inc.                                              2,388          107,245 *
                                                                                               ---------------
                                                                                                      130,515
                                                                                               ---------------
COMPUTER FACILITIES MANAGEMENT                                        (0.1%)
        Comverse Technology, Inc.                                                      4,723           47,324 *
                                                                                               ---------------

COMPUTER INTEGRATED SYSTEMS DESIGN                                    (1.3%)
        Bea Systems, Inc.                                                             10,355          118,772 *
        Brocade Communications Systems, Inc.                                           6,042           25,014 *
        Computer Sciences Corp.                                                        4,343          149,616 *
        Intergraph Corp.                                                               1,206           21,419 *
        Jack Henry & Associates, Inc.                                                  2,239           26,958
        Network Appliance, Inc.                                                        8,509           85,090 *
        Tibco Software, Inc.                                                           5,411           33,440 *
                                                                                               ---------------
                                                                                                      460,309
                                                                                               ---------------
COMPUTER PERIPHERAL EQUIPMENT                                         (8.4%)
        Adaptec, Inc.                                                                  2,758           15,583 *
        Cisco Systems, Inc.                                                          183,169        2,399,514 *
        Electronics For Imaging, Inc.                                                  1,400           22,765 *
        Emulex Corp.                                                                   2,059           38,194 *
        Juniper Networks, Inc.                                                         9,513           64,688 *
        Lexmark International, Inc.                                                    3,188          192,874 *
        Palm, Inc.                                                                       722           11,335 *
        Qlogic Corp.                                                                   2,361           81,478 *
        Research in Motion Ltd.                                                        1,991           26,122 *
        Symbol Technologies, Inc.                                                      5,852           48,103
        3Com Corp.                                                                     9,404           43,541 *
                                                                                               ---------------
                                                                                                    2,944,197
                                                                                               ---------------
COMPUTER PROGRAMMING SERVICES                                         (0.2%)
        Amdocs Ltd.                                                                    5,626           55,247 *
        Informatica Corp.                                                              2,118           12,200 *
                                                                                               ---------------
                                                                                                       67,447
                                                                                               ---------------

COMPUTER RELATED SERVICES                                             (1.8%)
        Arbitron, Inc.                                                                 3,771           54,378 *
        CACI International, Inc. - Class A                                               712           25,376 *
        Electronic Data Systems Corp.                                                 12,060          222,266
        Internet Security Systems, Inc.                                                1,290           23,646 *
        Paychex, Inc.                                                                  9,524          265,720
        Red Hat, Inc.                                                                  4,253           25,135 *
                                                                                               ---------------
                                                                                                      616,521
                                                                                               ---------------
COMPUTER STORAGE DEVICES                                              (1.2%)
        EMC Corp.                                                                     55,719          342,115 *
        Imation Corp.                                                                    900           31,572 *
        Quantum Corp.                                                                  4,518           12,063 *
        Sandisk Corp.                                                                  1,756           35,647 *
                                                                                               ---------------
                                                                                                      421,397
                                                                                               ---------------
COMPUTERS                                                             (0.7%)
        Anteon International Corp.                                                       866           20,784 *
        Black Box Corp.                                                                  500           22,400
        Kronos, Inc.                                                                     493           18,236 *
        Maxtor Corp.                                                                   6,208           31,412 *
        PEC Solutions, Inc.                                                              673           20,123 *
        Perot Systems Corp. - Class A                                                  2,694           28,880 *
        Storage Technology Corp.                                                       2,707           57,984 *
        Western Digital Corp.                                                          4,918           31,426 *
                                                                                               ---------------
                                                                                                      231,245
                                                                                               ---------------
COMPUTERS, PERIPHERAL & SOFTWARE                                      (0.9%)
        Autodesk, Inc.                                                                 2,890           41,327
        CDW Computer Centers, Inc.                                                     2,143           93,971 *
        McDATA Corp. - Class A                                                         2,080           14,768 *
        National Instruments Corp.                                                     1,282           41,652 *
        NetIQ Corp.                                                                    1,414           17,463 *
        Nvidia Corp.                                                                   4,023           46,305 *
        Sybase, Inc.                                                                   2,404           32,214 *
        webMethods, Inc.                                                               1,345           11,056 *
                                                                                               ---------------
                                                                                                      298,756
                                                                                               ---------------
DATA PROCESSING & PREPARATION                                         (5.8%)
        Acxiom Corp.                                                                   2,287           35,174 *
        Affiliated Computer Services, Inc. - Class A                                   3,177          167,269 *
        Automatic Data Processing, Inc.                                               15,176          595,658
        Bisys Group, Inc.                                                              3,054           48,559 *
        DST Systems, Inc.                                                              3,022          107,432 *
        First Data Corp.                                                              19,061          674,950
        Fiserv, Inc.                                                                   4,842          164,386 *
        Sungard Data Systems, Inc.                                                     7,166          168,831 *
        Verisign, Inc.                                                                 6,026           48,329 *
                                                                                               ---------------
                                                                                                    2,010,588
                                                                                               ---------------
DEPOSIT BANKING                                                       (0.6%)
        Concord EFS, Inc.                                                             12,877          202,684 *
                                                                                               ---------------

DISTRIBUTION / WHOLESALE                                              (0.1%)
        Ingram Micro, Inc. - Class A                                                   3,823           47,214 *
                                                                                               ---------------

ELECTRONIC COMPONENTS                                                 (1.1%)
        American Power Conversion Corp.                                                5,016           75,992 *
        AVX Corp.                                                                      4,379           42,914
        Celestica, Inc.                                                                4,749           66,961 *
        Flextronics International Ltd.                                                13,079          107,117 *
        Sanmina-SCI Corp.                                                             13,447           60,377 *
        Vishay Intertechnology, Inc.                                                   3,676           41,098 *
                                                                                               ---------------
                                                                                                      394,459
                                                                                               ---------------
ELECTRONIC COMPUTERS                                                 (19.3%)
        Apple Computer, Inc.                                                           9,077          130,073 *

        Dell Computer Corp.                                                           65,654        1,755,588 *
        Gateway, Inc.                                                                  8,209           25,776 *
        Hewlett-Packard Co.                                                           77,351        1,342,813
        International Business Machines Corp.                                         39,580        3,067,450
        Rational Software Corp.                                                        4,957           51,503 *
        Sun Microsystems, Inc.                                                        78,860          245,255 *
        Unisys Corp.                                                                   8,281           81,982 *
                                                                                               ---------------
                                                                                                    6,700,440
                                                                                               ---------------
ELECTRONIC PARTS & EQUIPMENT                                          (0.3%)
        Arrow Electronics, Inc.                                                        2,559           32,730 *
        Avnet, Inc.                                                                    3,041           32,934 *
        CheckFree Corp.                                                                2,287           36,594 *
                                                                                               ---------------
                                                                                                      102,258
                                                                                               ---------------
ELECTRONICS                                                           (1.1%)
        Agilent Technologies, Inc.                                                    11,822          212,323 *
        Amphenol Corp. - Class A                                                       1,070           40,660 *
        ATI Technologies, Inc.                                                         5,931           27,585 *
        Cymer, Inc.                                                                      865           27,896 *
        KEMET Corp.                                                                    2,171           18,975 *
        Mentor Graphics Corp.                                                          1,716           13,488 *
        Skyworks Solutions, Inc.                                                       3,491           30,092 *
                                                                                               ---------------
                                                                                                      371,019
                                                                                               ---------------
HEALTH & PERSONAL CARE                                                (0.1%)
        Newport Corp.                                                                    963           12,095 *
        Tektronix, Inc.                                                                2,206           40,127 *
                                                                                               ---------------
                                                                                                       52,222
                                                                                               ---------------
INTERNET SERVICE PROVIDER                                             (0.8%)
        Earthlink, Inc.                                                                3,897           21,239 *
        Yahoo!, Inc.                                                                  14,962          244,629 *
                                                                                               ---------------
                                                                                                      265,868
                                                                                               ---------------
MANUFACTURING MISCELLANEOUS                                           (0.1%)
        Cognex Corp.                                                                   1,073           19,775 *
                                                                                               ---------------

MEASURING & CONTROLLING DEVICES                                       (0.5%)
        Kla-Tencor Corp.                                                               4,775          168,892 *
                                                                                               ---------------

MOTION PICTURE & VIDEO PRODUCTION                                     (0.1%)
        Macrovision Corp.                                                              1,220           19,569 *
                                                                                               ---------------

MULTIMEDIA NETWORKING                                                 (4.2%)
        Polycom, Inc.                                                                  2,564           24,409 *
        AOL Time Warner, Inc.                                                        108,974        1,427,559 *
                                                                                               ---------------
                                                                                                    1,451,968
                                                                                               ---------------
NETWORK EQUIPMENT                                                     (0.5%)
        Extreme Networks, Inc.                                                         3,026            9,895 *
        Foundry Networks, Inc.                                                         3,137           22,084 *
        Lucent Technologies, Inc.                                                     91,192          114,902 *
        Sycamore Networks, Inc.                                                        6,860           19,825 *
                                                                                               ---------------
                                                                                                      166,706
                                                                                               ---------------
PREPACKAGED SOFTWARE                                                 (19.1%)
        Adobe Systems, Inc.                                                            5,977          148,236
        Ariba, Inc.                                                                    6,697           16,609 *
        BMC Software, Inc.                                                             5,950          101,804 *
        Cadence Design System, Inc.                                                    6,788           80,031 *
        Check Point Software Technologies Ltd.                                         6,131           79,519 *
        Citrix Systems, Inc.                                                           4,346           53,543 *
        Cognos, Inc.                                                                   2,152           50,464 *
        Computer Associates International, Inc.                                       14,510          195,885
        Compuware Corp.                                                                9,504           45,619 *
        CSG Systems International, Inc.                                                1,343           18,332 *
        Electronic Arts, Inc.                                                          3,576          177,978 *


        Intuit, Inc.                                                                   5,197          243,843 *
        I2 Technologies, Inc.                                                         11,223           12,906 *
        J.D. Edwards & Co.                                                             3,023           34,099 *
        Macromedia, Inc.                                                               1,523           16,220 *
        Mercury Interactive Corp.                                                      2,153           63,836 *
        Microsoft Corp.                                                               58,577        3,028,431 *
        Network Associates, Inc.                                                       3,998           64,328 *
        Novell, Inc.                                                                   9,132           30,501 *
        Openwave Systems, Inc.                                                         4,694            9,388 *
        Oracle Corp.                                                                 135,770        1,466,316 *
        Parametric Technology Corp.                                                    6,829           17,209 *
        Peoplesoft, Inc.                                                               7,918          144,899 *
        Quest Software, Inc.                                                           2,350           24,228 *
        Realnetworks, Inc.                                                             4,131           15,739 *
        Siebel Systems, Inc.                                                          12,239           90,569 *
        Symantec Corp.                                                                 3,660          148,267 *
        Synopsys, Inc.                                                                 1,931           89,116 *
        Veritas Software Corp.                                                        10,415          162,682 *
                                                                                               ---------------
                                                                                                    6,630,597
                                                                                               ---------------
PRINTED CIRCUIT BOARDS                                                (0.5%)
        Jabil Circuit, Inc.                                                            5,046           90,424 *
        Solectron Corp.                                                               21,125           74,994 *
                                                                                               ---------------
                                                                                                      165,418
                                                                                               ---------------
PROCESS CONTROL INSTRUMENTS                                           (0.3%)
        Perkinelmer, Inc.                                                              3,160           26,070
        Teradyne, Inc.                                                                 4,688           60,991 *
                                                                                               ---------------
                                                                                                       87,061
                                                                                               ---------------
RADIO & TV COMMUNICATIONS EQUIPMENT                                   (3.8%)
        Andrew Corp.                                                                   2,547           26,183 *
        Motorola, Inc.                                                                58,302          504,312
        Qualcomm, Inc.                                                                19,897          724,052 *
        Scientific Atlanta, Inc.                                                       3,883           46,052
                                                                                               ---------------
                                                                                                    1,300,599
                                                                                               ---------------
SEMICONDUCTORS                                                        (0.6%)
        Agere Systems, Inc. - Class A                                                 18,272           26,312 *
        Agere Systems, Inc. - Class B                                                 23,056           32,278 *
        Axcelis Technologies, Inc.                                                     2,532           14,202 *
        GlobespanVirata, Inc.                                                          3,286           14,491 *
        Integrated Circuit Systems, Inc.                                               1,700           31,025 *
        Intersil Corp. - Class A                                                       3,309           46,127 *
        Semtech Corp.                                                                  1,846           20,195 *
        Silicon Laboratories, Inc.                                                     1,248           23,812 *
                                                                                               ---------------
                                                                                                      208,442
                                                                                               ---------------
SEMICONDUCTORS & RELATED DEVICES                                     (16.6%)
        Advanced Micro Devices, Inc.                                                   8,654           55,905 *
        Altera Corp.                                                                   9,754          120,267 *
        Amkor Technologies, Inc.                                                       4,292           20,430 *
        Analog Devices, Inc.                                                           9,258          220,988 *
        Applied Micro Circuits Corp.                                                   7,565           27,915 *
        ASE Test Ltd.                                                                  2,500           10,000 *
        Atmel Corp.                                                                   11,818           26,354 *
        Broadcom Corp. - Class A                                                       5,148           77,529 *
        Brooks-PRI Automation, Inc.                                                      900           10,314 *
        Cree, Inc.                                                                     1,876           30,673 *
        Cypress Semiconductor Corp.                                                    3,228           18,464 *
        Fairchild Semiconductor International, Inc. - Class A                          2,974           31,852 *
        Integrated Device Technology, Inc.                                             2,604           21,795 *
        Intel Corp.                                                                  167,957        2,615,090
        International Rectifier Corp.                                                  1,601           29,554 *
        JDS Uniphase Corp.                                                            31,834           78,630 *
        Lattice Semiconductor Corp.                                                    2,807           24,617 *
        Linear Technology Corp.                                                        7,898          203,137
        LSI Logic Corp.                                                                9,448           54,515 *
        Marvell Technology Group Ltd.                                                  3,065           57,806 *
        Maxim Intergrated Products, Inc.                                               8,113          268,054
        Micrel, Inc.                                                                   2,316           20,798 *
        Microchip Technology, Inc.                                                     5,136          125,575
        Micron Technology, Inc.                                                       15,306          149,080 *
        MKS Instruments, Inc.                                                          1,300           21,359 *
        National Semiconductor Corp.                                                   4,614           69,256 *
        PMC-Sierra, Inc.                                                               4,303           23,925 *
        Rambus, Inc.                                                                   2,454           16,466 *
        RF Micro Devices, Inc.                                                         4,241           31,087 *
        STMicroelectronics NV                                                         22,663          442,155
        Texas Instruments, Inc.                                                       43,867          658,444
        Triquint Semiconductor, Inc.                                                   3,466           14,696 *
        Varian Semiconductor Equipment Associates, Inc.                                  865           20,553 *
        Vitesse Semiconductor Corp.                                                    4,998           10,921 *
        Xilinx, Inc.                                                                   8,531          175,739 *
                                                                                               ---------------
                                                                                                    5,783,943
                                                                                               ---------------

SOFTWARE                                                              (1.8%)
        Activision, Inc.                                                               1,714           25,007 *
        Advent Software, Inc.                                                            813           11,081 *
        Ascential Software Corp.                                                       6,129           14,710 *
        Avocent Corp.                                                                  1,143           25,397 *
        Borland Software Corp.                                                         1,804           22,189 *
        Cerner Corp.                                                                     889           27,790 *
        Certegy, Inc.                                                                  1,669           40,974 *
        ChoicePoint, Inc.                                                              2,191           86,523 *
        Documentum, Inc.                                                               1,206           18,886 *
        Fair, Isaac & Co., Inc.                                                        1,295           55,296
        Global Payments, Inc.                                                            950           30,410
        Hyperion Solutions Corp.                                                         863           22,153 *
        Keane, Inc.                                                                    1,837           16,515 *
        Overture Services, Inc.                                                        1,500           40,965 *
        Pinnacle Systems, Inc.                                                         1,527           20,782 *
        Pixar, Inc.                                                                    1,316           69,735 *
        Reynolds & Reynolds Company - Class A                                          1,763           44,904
        Take-Two Interactive Software, Inc.                                            1,002           23,537 *
        THQ, Inc.                                                                        992           13,144 *
        WebEx Communications, Inc.                                                     1,025           15,375 *
                                                                                               ---------------
                                                                                                      625,373
                                                                                               ---------------
SPECIAL INDUSTRY MACHINERY                                            (2.3%)
        Applied Materials, Inc.                                                       41,760          544,133 *
        ASML Holding NV                                                               12,179          101,816 *
        LAM Research Corp.                                                             3,189           34,441 *
        Novellus Systems, Inc.                                                         3,757          105,497 *
                                                                                               ---------------
                                                                                                      785,887
                                                                                               ---------------
TELECOMMUNICATIONS                                                    (0.1%)
        West Corp.                                                                     1,655           27,473 *
                                                                                               ---------------

TELECOMMUNICATIONS EQUIPMENT                                          (0.7%)
        ADTRAN, Inc.                                                                     945           31,091 *
        Corning, Inc.                                                                 28,996           95,977 *
        Harris Corp.                                                                   1,703           44,789
        InterDigital Communications Corp.                                              1,348           19,627 *
        Tekelec                                                                        1,582           16,532 *
        UTStarcom, Inc.                                                                2,704           53,620 *
                                                                                               ---------------
                                                                                                      261,636
                                                                                               ---------------
TELEPHONE & TELEGRAPH APPARATUS                                       (1.1%)
        ADC Telecommunications, Inc.                                                  20,254           42,331 *
        Advanced Fibre Communication, Inc.                                             2,110           35,195 *
        Ciena Corp.                                                                   11,031           56,699 *
        Nortel Networks Corp.                                                         97,134          156,386 *
        Tellabs, Inc.                                                                 10,511           76,415 *
                                                                                               ---------------
                                                                                                      367,026
                                                                                               ---------------
TRAVEL SERVICES                                                       (0.3%)
        Expedia, Inc. - Class A                                                          597           39,957 *
        Sabre Holdings Corp.                                                           3,646           66,029 *
                                                                                               ---------------
                                                                                                      105,986
                                                                                               ---------------
TOTAL COMMON STOCK (Cost:  $88,208,563)                                                            34,937,483
                                                                                               ---------------

                                                                                FACE AMOUNT         VALUE
                                                                                -------------  ---------------
SHORT-TERM INVESTMENTS (5.8%)
-------------------------------------------------------
        Bank of Montreal - Eurodollar Term Note
          1.32%, 01/30/03                                                             21,258           21,258 +
        Goldman Sachs Financial Square Prime Obligations Fund
          1.30%, 01/02/03                                                            500,000          500,000 +
        Merrimac Cash Fund - Premium Class
          1.42%, 01/02/03                                             (5.8%)       1,500,000        1,500,000 +

                                                                                               ---------------
                                                                                                    2,021,258
                                                                                               ---------------
TOTAL SHORT-TERM INVESTMENTS (Cost:  $2,021,258)                                                    2,021,258
                                                                                               ---------------


TOTAL INVESTMENTS (Cost: $90,229,821)                               (106.6%)                       36,958,741
LIABILITIES IN EXCESS OF OTHER ASSETS                                (-6.6%)                       (2,290,144)
                                                                                               ---------------
NET ASSETS                                                          (100.0%)                      $34,668,597
                                                                                               ===============

*       Non-income producing security.
+       Represents investment of collateral received from securities lending transactions. See Note 3.

The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2002
--------------------------------------------------------------------------------


ASSETS

Investments at-value (cost:  $90,229,821) (Note 1) *              $  36,958,741
Receivable for fund shares sold                                           5,903
Due from E*TRADE Asset Management, Inc. (Note 2)                         55,526
Dividends receivable                                                     11,756
Interest receivable                                                         985
Receivable for investment securities sold                               299,891
                                                                  -------------
      TOTAL ASSETS                                                   37,332,802
                                                                  -------------
LIABILITIES
Payable for fund shares redeemed                                        128,852
Accrued administration fee (Note 2)                                      13,587
Collateral for securities loaned (Note 4)                             2,021,258
Disbursements in excess of cash                                         263,488
Accrued accounting, custody and transfer agent fees                     110,734
Due to Trustees                                                          12,263
Accrued expenses                                                        114,023
                                                                  -------------
      TOTAL LIABILITIES                                               2,664,205
                                                                  -------------
TOTAL NET ASSETS                                                  $  34,668,597
                                                                  =============
NET ASSETS CONSIST OF:
Paid-in capital                                                     128,550,504
Net realized loss on investments                                    (40,610,827)
Net unrealized depreciation of investments                          (53,271,080)
                                                                  -------------
TOTAL NET ASSETS                                                  $  34,668,597
                                                                  =============
SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $.01)            10,164,195
                                                                  =============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE    $        3.41
                                                                  =============
*     Includes securities on loan with market value of $1,937,367. See Note 3.


   The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
STATEMENT OF OPERATIONS
Year ended December 31, 2002
--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
      Dividends (Net of foreign withholding tax of $147)         $    105,465
      Interest *                                                        4,429
                                                                 ------------
            TOTAL INVESTMENT INCOME                                   109,894
                                                                 ------------
EXPENSES (NOTE 2):
      Advisory fee                                                    114,120
      Administration fee                                               68,472
      Shareholder servicing fees                                      114,120
      Legal services                                                   60,590
      Audit and tax services                                           27,010
      Custodian fee                                                    90,991
      Transfer and dividend disbursing agent                          286,986
      Registration fees                                                17,400
      Trustee fees                                                     37,175
      Other expenses                                                   38,538
                                                                 ------------
      TOTAL EXPENSES BEFORE WAIVER                                    855,402
Waived fees and reimbursed expenses (Note 2)                         (467,395)
                                                                 ------------
      NET EXPENSES                                                    388,007
                                                                 ------------
NET INVESTMENT LOSS                                                  (278,113)
                                                                 ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
      Net realized loss on sale of investments                    (10,789,146)
      Net change in unrealized depreciation of investments        (14,615,963)
                                                                 ------------
            NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS       (25,405,109)
                                                                 ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS             $(25,683,222)
                                                                 ============
* Interest income represents income from securities lending.

   The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       For the Year Ended  For the Year Ended
                                                                        December 31, 2002   December 31, 2001
                                                                       ------------------  ------------------
NET (DECREASE)/INCREASE IN NET ASSETS
OPERATIONS:
Net investment loss                                                        $   (278,113)      $   (314,379)
Net realized loss on sale of investments                                    (10,789,146)       (28,498,611)
Net change in unrealized appreciation/(depreciation) of investments         (14,615,963)        10,814,167
                                                                           ------------       ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                        (25,683,222)       (17,998,823)
                                                                           ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net realized gain on sale of investments                          --           (312,732)
                                                                           ------------       ------------

TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares                                              8,806,068         18,501,830
Value of shares issued in exchange for the net assets of the E*TRADE
E-Commerce Index Fund                                                                --         21,955,299
Value of shares issued in reinvestment of dividends and distributions                --            296,741
Cost of shares redeemed                                                     (10,969,657)       (15,483,590)
                                                                           ------------       ------------
NET (DECREASE) /INCREASE IN NET ASSETS FROM TRANSACTIONS
IN SHARES OF COMMON STOCK                                                    (2,163,589)        25,270,280
                                                                           ------------       ------------
REDEMPTION FEES                                                                  10,254             32,518
                                                                           ------------       ------------
NET (DECREASE)/INCREASE IN NET ASSETS                                       (27,836,557)         6,991,243
NET ASSETS:
Beginning of year                                                            62,505,154         55,513,911
                                                                           ------------       ------------
END OF YEAR                                                                $ 34,668,597       $ 62,505,154
                                                                           ============       ============
SHARE TRANSACTIONS:
Number of shares sold                                                         1,973,469          2,831,719
Value of shares issued in exchange for the net assets of the E*TRADE
E-Commerce Index Fund                                                                --          3,565,908
Number of shares reinvested                                                          --             69,658
Number of shares redeemed                                                    (2,649,338)        (2,386,440)
                                                                           ------------       ------------
NET (DECREASE)/INCREASE IN SHARES OUTSTANDING                                  (675,869)         4,080,845
                                                                           ============       ============

   The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                                                                                   Period from
                                                                                                                 August 13, 1999
                                                                                                                  (commencement of
                                                             Year Ended        Year Ended        Year Ended      operations) through
FOR A SHARE OUTSTANDING FOR THE PERIOD                     December 31, 2002 December 31, 2001 December 31, 2000  December 31, 1999
                                                           ----------------- ----------------- ----------------- -------------------

NET ASSET VALUE, BEGINNING OF PERIOD                             $  5.77          $  8.21          $ 14.21           $ 10.00
                                                                 -------          -------          -------           -------
(LOSS) INCOME FROM INVESTMENT OPERATIONS:
     Net investment loss                                          (0.03)           (0.04)           (0.08)            (0.01)
     Net realized and unrealized (loss) gain on investments       (2.33)           (2.36)           (5.32)             4.75
                                                                 -------          -------          -------           -------
     TOTAL (LOSS) INCOME FROM INVESTMENT OPERATIONS               (2.36)           (2.40)           (5.40)             4.74
                                                                 -------          -------          -------           -------

DISTRIBUTIONS TO SHAREHOLDERS:
     Distributions from net realized gains                            --           (0.04)           (0.65)            (0.58)

                                                                 -------          -------          -------           -------

REDEMPTION FEES ADDED TO PAID-IN CAPITAL                            0.00             0.00             0.05              0.05
                                                                 -------          -------          -------           -------
NET ASSET VALUE, END OF PERIOD                                   $  3.41          $  5.77          $  8.21           $ 14.21
                                                                 =======          =======          =======           =======

TOTAL RETURN                                                    (40.90)%         (29.03)%         (38.02)%           47.71% (3)
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted)                    $34,669          $62,505          $55,514           $44,971
     Ratio of expenses to average net assets(1)                   0.85 %           0.85 %           0.85 % (5)         0.85% (4) (5)
     Ratio of net investment loss to average net assets(2)       (0.61)%          (0.66)%          (0.70)%            (0.49) (4)
     Portfolio turnover rate                                      6.02 %          48.65 %          27.82 %            35.77% (3)

-----------

(1) The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the years ended December 31, 2002 and December 31, 2001 were 1.88% and 1.18%, respectively.

(2) The ratio of net investment loss to average net assets prior to waived fees and reimbursed expenses for the years ended December 31, 2002 and December 31, 2001 were (1.64)% and (0.99)%, respectively.

(3) For the period August 13, 1999 (commencement of operations) through December 31, 1999 and not indicative of a full year's operating results.

(4)  Annualized.

(5) The Investment Adviser voluntarily agreed to pay the non-affiliated Trustee expenses for the Fund for the period August 13, 1999 (commencement of operations) through May 9, 2000. Even if such action had not been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged at 0.85% for the period from August 13, 1999 (commencement of operations) through December 31, 1999 and for the year ended December 31, 2000.

(6)  Rounds to less than $0.01.

The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

1.  SIGNIFICANT ACCOUNTING POLICIES

E*TRADE Technology Index Fund ("Fund") is a non-diversified series of E*TRADE Funds ("Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware statutory trust and was formed on November 4, 1998. As of December 31, 2002, the Trust consisted of eleven operating series: the E*TRADE Bond Fund, the E*TRADE California Municipal Money Market Fund, the E*TRADE Government Money Market Fund, the E*TRADE International Index Fund, the E*TRADE Money Market Fund, the E*TRADE Municipal Money Market Fund, the E*TRADE New York Municipal Money Market Fund, the E*TRADE Premier Money Market Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund, and the E*TRADE Technology Index Fund. These financial statements are for the E*TRADE Technology Index Fund.

The Fund's investment objective is to match, before fees and expenses, the total return of the stocks making up the Goldman Sachs Technology (GSTI(TM) Composite) Index*. The Fund seeks to achieve its objective by investing substantially all of its assets in the same stocks and in substantially the same percentages as the securities that comprise the GSTI(TM) Composite Index.

* "GSTI(TM)" is a trademark of Goldman, Sachs & Co. and has been licensed for use by E*TRADE Asset Management, Inc. ("ETAM"), the Fund's investment adviser, for use in connection with the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Goldman, Sachs & Co. or any of its affiliates and neither Goldman, Sachs & Co. nor any of its affiliates makes any representation regarding the advisability of investing in the Fund.

The following is a summary of significant accounting policies that are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

PRINCIPLES OF ACCOUNTING

The Fund uses the accrual method of accounting for financial reporting purposes.

SECURITY VALUATION

Investments are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded.
Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures established by and under the supervision and responsibility of the Fund's Board of Trustees. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Short-term debt securities are valued at amortized cost which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Fund are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. All dividends and distributions will be automatically reinvested in additional shares of the Fund unless the shareholder elects otherwise. Such distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

At December 31, 2002, the components of Distributable Earnings on a tax basis were as follows:

Undistributed/(Overdistributed) Ordinary Income                    $         --
Unrealized Appreciation/(Depreciation)                              (57,399,604)
Capital and Other Losses                                            (36,482,403)


FEDERAL INCOME TAXES

The Fund is treated as a separate entity from every other series of the Trust for federal income tax purposes. The Fund intends to qualify annually as a "regulated investment company" ("RIC") under Subchapter M of the Code. If so qualified, the Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2002.

As of December 31, 2002, for federal income tax purposes, the Fund had capital loss carryforwards of $4,029,927 and $29,446,919 expiring in 2009 and 2010, respectively. The Fund will not distribute any realized capital gains until the capital loss carryforward has been fully utilized or until it expires. For the year ended December 31, 2002, the Fund has elected to defer $3,005,557 of capital losses attributable to post-October losses. Approximately $25,106,304 of capital loss carryforward in the Fund, which will expire in 2008, was acquired in the reorganization of the E*TRADE E-Commerce Index Fund into the Fund on December 7, 2001 and is available to offset future capital gains of the Fund. The losses absorbed by the Fund from the reorganization of the E*TRADE E-Commerce Index Fund into the Fund may be limited under IRS regulations.

REDEMPTION FEES

Redemption of shares held in the Fund for less than four months are subject to a fee of 1.00%, calculated as a percentage of redemption proceeds. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. ("ETAM"), a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group"), serves as the investment adviser for the Fund pursuant to an investment advisory agreement ("Advisory Agreement"). For its service as investment adviser, ETAM is paid by the Fund at an annual rate of 0.25% of the Fund's average daily net assets.

Barclays Global Fund Advisors, Inc. ("BGFA") serves as the Fund's investment sub-adviser. BGFA is a direct subsidiary of Barclays Global Investors, N.A. (which in turn is an indirect subsidiary of Barclay's Bank PLC). For its services, BGFA is paid by ETAM a fee calculated at an annual rate equal to 0.20% of the Fund's average daily net assets on amounts up to $200 million, 0.15% of daily net assets on amounts between $200 million and $500 million and 0.12% of daily net assets on amounts above $500 million.

ETAM  also  provides  administrative  services  to  the  Fund,  pursuant  to  an administrative services agreement ("Administrative Agreement"). Services provided by ETAM acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; preparing and supervising the preparation of periodic reports to the Fund's shareholders; generally supervising regulatory compliance matters; providing, at its own expense, the services of its personnel to serve as officers of the Trust; monitoring and reviewing the Fund's contracted services and expenditures; and reporting to the Board of Trustees concerning its activities pursuant to the Administration Agreement. The Fund pays ETAM an administrative services fee equal to 0.15% of the average daily net assets.

ETAM also acts as shareholder servicing agent to the Fund under a Shareholder Servicing Agreement with the Fund. As shareholder servicing agent, ETAM provides services to shareholders or investors investing in shares of the Fund such as: support of telephone services; delivery of prospectuses, reports and proxy statements; receiving, tabulating and transmitting proxies executed on behalf of shareholders; maintenance of shareholders' records reflecting shares purchased and redeemed and share balances; maintaining account records and providing shareholders with account statements; integrating periodic statements with other shareholder transactions; and providing such similar services as the Trust may reasonably request to the extent ETAM is permitted to do so under applicable statutes, rules or regulations. The Fund pays ETAM a shareholder servicing fee equal to 0.25% of the average daily net assets of the Fund. In addition, ETAM is allowed to use the servicing fees it receives under the Shareholder Servicing Agreement to compensate its affiliates, including E*TRADE Securities LLC (formerly E*TRADE Securities, Inc.), a wholly owned subsidiary of E*TRADE Group, the Trust's principal underwriter, for shareholder services provided by E*TRADE Securities to the Fund.

In the interest of limiting expenses of the Fund, ETAM has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement") through at least April 30, 2003. The Expense Limitation Agreement may continue from year to year thereafter. ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 0.85% of the Fund's daily net assets. The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above and
(ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund. Approximately $439,149 was eligible for reimbursement at December 31, 2002.

The amount "Due from E*TRADE Asset Management, Inc." listed on the Fund's Statement of Assets and Liabilities, reflects contractual arrangements between ETAM and the Fund to waive or limit its fees or to assume other expenses on an annualized basis through at least April 30, 2003. The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM pursuant to the Expense Limitation Agreement provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made to ETAM without causing the total annual expense ratio of the Fund to exceed 0.85%.

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Fund. Investors Bank & Trust Company serves as sub-administrator, accounting services agent and custodian for the Fund.

E*TRADE Securities LLC also serves as the principal underwriter of the Fund. Such services were provided at no cost to the Fund for the year ended December 31, 2002.

3.  PORTFOLIO SECURITIES LOANED

The Fund may participate in securities lending, in which securities are lent to certain securities dealers in exchange for cash collateral equal to 102% of the initial market value of the domestic securities lent and 105% of the initial market value of the non-U.S. securities lent. The amount of collateral is adjusted daily for changes in the market value of securities lent but at no subsequent period would the cash collateral equal less than 100% of the market value of securities lent. The Fund retains a beneficial interest in the collateral held. The investment adviser monitors the creditworthiness of all parties to which securities are lent. The Fund charges the corresponding party interest on the market value of securities lent.

The value of the securities on loan as of December 31, 2002 was $1,937,367 and the value of the related collateral was $2,021,258.

4.  FUTURES CONTRACTS

The Fund may purchase or sell futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities only if there is an active market for such contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund is required to segregate cash, U.S. Government obligations or other liquid securities in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The Fund did not enter into any futures contracts during the year ended December 31, 2002.

5.  REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. Repurchase agreements are transactions involving purchases of securities under agreements to resell such securities at a specified price and time, and are treated as collateralized financing transactions and recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Schedule of Investments. The Fund's cash investments must be fully collateralized based on values that are marked to market daily. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. The Fund's investment adviser monitors, on an ongoing basis, the value of the collateral to assure that it always equals or exceeds the repurchase price.

The Fund did not enter into repurchase agreements during the year ended December 31, 2002.

6.  INVESTMENT PORTFOLIO TRANSACTIONS

Purchases  and  sales  of  investments,   exclusive  of  short-term  securities,
aggregated $2,768,201 and $5,104,199, respectively, for the year ended December 31, 2002.

7.  UNREALIZED APPRECIATION/DEPRECIATION - TAX BASIS

At December 31, 2002, the cost of investments for federal income tax purposes was $94,358,345. Gross and net unrealized depreciation aggregated $57,399,604.

8.  MERGER

Effective December 7, 2001, the shareholders of E*TRADE E-Commerce Fund approved the transfer of the fund's assets and liabilities to the E*TRADE Technology Index Fund in exchange for shares of the E*TRADE Technology Index Fund in a tax free transaction. The shareholders of the E*TRADE E-Commerce Fund received 3,565,908 shares of the E*TRADE Technology Index Fund which had a value of $21,955,298, including $16,933,768 of unrealized depreciation. The E*TRADE E-Commerce Fund was subsequently liquidated.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of E*TRADE Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the E*TRADE Technology Index Fund (the "Fund") (one of eleven funds comprising the E*TRADE Funds), as of December 31, 2002 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and the period from August 13, 1999 through December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the E*TRADE Technology Index Fund as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and the period from August 13, 1999 through December 31, 1999 in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP
Los Angeles, California
February 13, 2003

TRUSTEE/OFFICER INFORMATION (UNAUDITED)

         The chart below identifies the Trustees and officers of the Trust which currently consists of eleven series. Each "interested" Trustee as defined by the 1940 Act, is indicated by an asterisk (*).

---------------------------------------------------------------------------------------------------------------------------

                                                          TRUSTEES
---------------------------------------------------------------------------------------------------------------------------
         NAME, ADDRESS,                                                                              OTHER DIRECTORSHIPS
        AGE AND POSITION                    LENGTH                  PRINCIPAL OCCUPATION(S)            HELD BY TRUSTEE
         HELD WITH TRUST                OF TIME SERVED               DURING PAST FIVE YEARS
---------------------------------- -------------------------- ------------------------------------- -----------------------
Mitchell H. Caplan* (45)           Since February 2002        Mr. Caplan is Chief Executive
4500 Bohannon Drive                                           Officer and President of E*TRADE
Menlo Park, CA  94025                                         Group, Inc.  He also is Chairman of
Trustee                                                       the Board and Chief Executive
                                                              Officer of E*TRADE Financial
                                                              Corporation and E*TRADE Bank and a
                                                              Director of E*TRADE Global Asset
                                                              Management, Inc. He previously
                                                              served as Vice Chairman of the
                                                              Board of Directors, President and
                                                              Chief Executive Officer of
                                                              Telebanc Financial Corporation and
                                                              Telebank (renamed E*TRADE Bank)
                                                              from 1993-2000.
---------------------------------- -------------------------- ------------------------------------- -----------------------
Steven Grenadier (38)              Since February 1999        Mr. Grenadier is an Associate
4500 Bohannon Drive                                           Professor of Finance at the
Menlo Park, CA  94025                                         Graduate School of Business at
Trustee                                                       Stanford University, where he has
                                                              been employed as a professor since
                                                              1992.
---------------------------------- -------------------------- ------------------------------------- -----------------------
Shelly J. Meyers* (43)             Since February 1999        Ms. Meyers is the Manager, Chief      Meyers Capital
4500 Bohannon Drive                                           Executive Officer, and founder of     Management LLC
Menlo Park, CA  94025                                         Meyers Capital Management, a
Trustee                                                       registered investment adviser
                                                              formed in January 1996. She has
                                                              also managed the Citizens Value
                                                              Fund since 2001 (and its
                                                              predecessor since June 1996).
---------------------------------- -------------------------- ------------------------------------- -----------------------
Ashley T. Rabun (50)               Since February 1999        Ms. Rabun is the Founder and Chief    Professionally
4500 Bohannon Drive                                           Executive Officer of InvestorReach    Managed Portfolios, a
Menlo Park, CA  94025                                         (which is a consulting firm           multi-series trust of
Trustee                                                       specializing in marketing and         US Bancorp
                                                              distribution strategies for
                                                              financial services companies formed
                                                              in October 1996).  She was
                                                              previously President of Nicholas
                                                              Applegate Mutual Funds.
---------------------------------- -------------------------- ------------------------------------- -----------------------
George J. Rebhan (68)              Since December 1999        Mr. Rebhan retired in December        Advisors Series Trust
4500 Bohannon Drive                                           1993, and prior to that he was
Menlo Park, CA  94025                                         President of Hotchkis and Wiley
Trustee                                                       Funds (investment company) from
                                                              1985 to 1993.
---------------------------------- -------------------------- ------------------------------------- -----------------------





---------------------------------- -------------------------- ------------------------------------- -----------------------
Liat Rorer (42)                    Since May 2001             Ms. Rorer is Vice President of        N/A
President                                                     E*TRADE Asset Management, Inc. and
                                                              E*TRADE Advisory Services.  She is
                                                              also a Business Leader of E*TRADE
                                                              Global Asset Management, Inc.
                                                              Prior to that she was a Business
                                                              Leader of E*TRADE Securities LLC,
                                                              which she joined in 1999.  Prior to
                                                              that Ms. Rorer worked as a senior
                                                              consultant for the Spectrem Group,
                                                              (financial services consulting)
                                                              beginning in 1998.  From 1996 to
                                                              1998, she was Vice President for
                                                              Charles Schwab's Retirement Plan
                                                              Services.
---------------------------------- -------------------------- ------------------------------------- -----------------------
Elizabeth Gottfried (42)           Since November 2000        Ms. Gottfried is Vice President of    N/A
Vice President and Treasurer                                  E*TRADE Asset Management. She is
                                                              also a Business Manager of E*TRADE
                                                              Global Asset Management, Inc. She
                                                              joined E*TRADE in September 2000.
                                                              Prior to that, she worked at Wells
                                                              Fargo Bank from 1984 to 2000 and
                                                              managed various areas of Wells
                                                              Fargo's mutual fund group.
---------------------------------- -------------------------- ------------------------------------- -----------------------
Jay Gould (47)                     Since August 2000          Mr. Gould is Secretary of E*TRADE     N/A
Secretary                                                     Asset Management.  Mr. Gould also
                                                              serves as Chief Counsel and
                                                              Secretary to E*TRADE Global Asset
                                                              Management, Inc. and Secretary to
                                                              E*TRADE Advisory Services, Inc.
                                                              Mr. Gould serves on the Rules
                                                              Committee and the International
                                                              Committee of the Investment Company
                                                              Institute, and serves on the
                                                              Advisory Board of the Wall Street
                                                              Lawyer.  From February to December
                                                              1999, he served as a Vice President
                                                              at Transamerica and prior to that
                                                              he worked at Bank of America
                                                              (banking and financial services)
                                                              from 1994.
---------------------------------- -------------------------- ------------------------------------- -----------------------

*Ms. Meyers may be considered an "interested" person (as defined by the 1940
Act) of the Trust because she is an officer of an investment company whose shares are offered through the mutual fund "supermarket" sponsored by E*TRADE Group, Inc., the parent company of ETAM, investment adviser to each series of the Trust. Mr. Caplan may be considered an "interested" person of the Trust because he is an officer of E*TRADE Group, Inc., the parent company of ETAM, investment adviser to each series of the Trust.

The Statement of Additional Information includes additional information about the Trustees and officers of the Trust and may be obtained, without charge, by accessing our Website online (www.etrade.com) or by calling our toll-free number at (800) 786-2575.